Derivative instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Derivative instruments

Note 12	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2024		2023
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$33,485	$39,847	$30,807	$40,609
ALM (Note 2) (1)	2,950	807	2,436	681
	$36,435	$40,654	$33,243	$41,290

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Derivatives used by CIBC
The majority of our derivative contracts are OTC transactions, which consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related
products in both OTC and exchange markets.

Notional amounts
The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2024		2023
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$9,357	$118	$–	$9,475	$9,420	$55	$8,802	$1,246
Centrally cleared forward rate agreements	85,320	3,379	–	88,699	88,699	–	88,710	–
Swap contracts	44,245	154,361	93,414	292,020	273,138	18,882	264,672	16,365
Centrally cleared swap contracts	2,213,143	2,338,530	1,175,370	5,727,043	4,805,504	921,539	4,395,595	735,655
Purchased options	38,488	9,575	353	48,416	47,772	644	29,906	864
Written options	43,354	9,791	1,087	54,232	54,189	43	29,005	88
	2,433,907	2,515,754	1,270,224	6,219,885	5,278,722	941,163	4,816,690	754,218
Exchange-traded
Futures contracts	13,516	2,602	–	16,118	16,112	6	43,600	30
Purchased options	1,069	–	–	1,069	1,069	–	1,502	–
Written options	4,069	–	–	4,069	4,069	–	2	–
	18,654	2,602	–	21,256	21,250	6	45,104	30
Total interest rate derivatives	2,452,561	2,518,356	1,270,224	6,241,141	5,299,972	941,169	4,861,794	754,248
Foreign exchange derivatives
Over-the-counter
Forward contracts	844,731	20,484	714	865,929	851,206	14,723	636,536	8,007
Swap contracts	191,480	288,812	159,178	639,470	567,930	71,540	516,001	74,788
Purchased options	70,395	1,763	22	72,180	72,180	–	35,005	21
Written options	81,633	1,429	–	83,062	82,384	678	41,981	1,072
	1,188,239	312,488	159,914	1,660,641	1,573,700	86,941	1,229,523	83,888
Exchange-traded
Futures contracts	352	–	–	352	352	–	64	–
Purchased options	67	–	–	67	67	–	185	–
Written options	292	–	–	292	292	–	289	–
	711	–	–	711	711	–	538	–
Total foreign exchange derivatives	1,188,950	312,488	159,914	1,661,352	1,574,411	86,941	1,230,061	83,888
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,411	1,073	317	2,801	2,782	19	1,854	19
Centrally cleared credit default swap contracts – protection purchased	49	2,393	629	3,071	3,071	–	748	–
Credit default swap contracts – protection sold	314	497	125	936	936	–	1,736	–
Centrally cleared credit default swap contracts – protection sold	43	1,277	423	1,743	1,743	–	1,263	–
Total credit derivatives	1,817	5,240	1,494	8,551	8,532	19	5,601	19
Equity derivatives
Over-the-counter	103,002	62,227	1,093	166,322	163,965	2,357	166,539	1,380
Exchange-traded	121,217	37,254	870	159,341	159,341	–	121,614	–
Total equity derivatives	224,219	99,481	1,963	325,663	323,306	2,357	288,153	1,380
Precious metal and other commodity derivatives
Over-the-counter	55,798	26,678	1,011	83,487	83,474	13	62,400	2
Centrally cleared commodity derivatives	118	218	–	336	336	–	469	–
Exchange-traded	22,830	9,080	184	32,094	32,094	–	31,590	–
Total precious metal and other commodity derivatives	78,746	35,976	1,195	115,917	115,904	13	94,459	2
Total notional amount of which:	$3,946,293	$2,971,541	$1,434,790	$8,352,624	$7,322,125	$1,030,499	$6,480,068	$839,537
Over-the-counter (1)	3,782,881	2,922,605	1,433,736	8,139,222	7,108,729	1,030,493	6,281,222	839,507
Exchange-traded	163,412	48,936	1,054	213,402	213,396	6	198,846	30

(1)
For OTC derivatives that are not centrally cleared, $2,152.6 billion (2023: $1,757.1 billion) are with counterparties that have two-way collateral posting arrangements, $55.6 billion (202
3
: $44.6 billion) are with counterparties that have one-way collateral posting arrangements, and $110.1 billion (202
3
: $96.6 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.
Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices, volatilities, indices or other underlying factors. Changes in value as a result of the aforementioned risk factors are referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.

Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the build-up of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount.
For the majority of OTC derivative transactions, we use the internal model method (IMM) for the determination of the EAD, using models that simulate the underlying risk factors and reflect netting and collateral agreements. For the minority of derivative transactions where we do not have regulatory approval to use IMM, we used the standardized approach for counterparty credit risk (SA-CCR).

$ millions, as at October 31					2024					2023
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$2	$1	$3	$31	$15	$1	$–	$1	$7	$2
Swap contracts	1,070	131	1,201	3,016	710	1,152	36	1,188	2,540	656
Purchased options	22	1	23	68	24	5	–	5	29	14
Written options	2	1	3	20	6	1	–	1	18	7
	1,096	134	1,230	3,135	755	1,159	36	1,195	2,594	679
Exchange-traded	2	–	2	35	1	1	–	1	78	2
	1,098	134	1,232	3,170	756	1,160	36	1,196	2,672	681
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,923	308	2,231	5,985	2,010	1,551	369	1,920	5,123	1,753
Swap contracts	326	512	838	2,818	482	413	499	912	2,885	794
Purchased options	183	–	183	498	171	202	–	202	495	227
Written options	19	–	19	165	52	31	–	31	162	58
	2,451	820	3,271	9,466	2,715	2,197	868	3,065	8,665	2,832
Exchange-traded	–	–	–	499	20	–	–	–	585	23
	2,451	820	3,271	9,965	2,735	2,197	868	3,065	9,250	2,855
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	–	2	121	14	2	4	6	105	18
– protection sold	–	–	–	18	4	10	–	10	34	15
	2	–	2	139	18	12	4	16	139	33
Equity derivatives
Over-the-counter	365	59	424	4,179	1,048	385	10	395	3,972	952
Exchange-traded	1,364	–	1,364	5,502	161	351	–	351	3,147	103
	1,729	59	1,788	9,681	1,209	736	10	746	7,119	1,055
Precious metal and other commodity derivatives
Over-the-counter	1,165	30	1,195	2,406	956	1,553	–	1,553	2,763	1,205
Exchange-traded	83	–	83	1,930	77	13	–	13	2,069	83
	1,248	30	1,278	4,336	1,033	1,566	–	1,566	4,832	1,288
RWA related to non-trade exposures to central counterparties					414					337
RWA related to CVA capital charge (3)					3,381					5,949
Total derivatives	$6,528	$1,043	$7,571	$27,291	$9,546	$5,671	$918	$6,589	$24,012	$12,198

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(3)	2024 reflects the implementation of Basel III reforms related to market risk and CVA.

The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2024				2023
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,389	$1,826	$1,102	$4,317	$1,509	$1,029	$651	$3,189
Governments	796	–	54	850	829	–	51	880
Corporate	1,524	409	471	2,404	853	1,168	499	2,520
Total derivative instruments	$3,709	$2,235	$1,627	$7,571	$3,191	$2,197	$1,201	$6,589